CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Current assets	¥ 11,058,526,301	$ 1,603,335,598	¥ 12,218,088,667
Allowance for loan principal and financing service fee receivables, current	0	0	267,039,108
Allowance for finance lease receivable net current	21,496	3,117	4,948,676
Finance lease receivable unearned revenue current	11,866	1,720	1,215,118
Allowance for short term contract assets net current assets	0	0	31,168
Allowance for other current assets	256,349,242	37,167,147	201,242,068
Non-current assets	1,687,909,086	244,723,814	1,873,036,506
Allowance for finance lease receivable, non-current	0	0	193,812
Finance lease receivable unearned revenue non-current	0	0	71,896
Allowance of property and equipment, net	3,612,025	523,694	147,137,267
Allowance for long term contract assets net non-current assets	0	0	23,174
Allowance of other non-current assets	1,453,719	210,769	2,982,978
Short-term borrowings and interest payables (including short-term borrowings and interest payables	29,062,344	4,213,644
Short-term lease liabilities of the consolidated VIEs without recourse to the Company	6,311,201	915,038	37,470,431
Accrued expenses and other current liabilities of the consolidated VIE without recourse to the Company	295,674,975	42,868,841	376,867,814
Guarantee liabilities of the consolidated VIE without recourse to the Company	0	0	885,303
Risk assurance liabilities	0	0	0
Guarantee liabilities and risk assurance liabilities of the consolidated VIEs without recourse to the Company | ¥			885,303
Income tax payable of the consolidated VIE without recourse to the Company	90,753,024	13,157,952	78,293,697
Derivative instruments	163,128,402	23,651,395
Long-term borrowings and interest payables of the consolidated VIEs without recourse to the Company	116,249,377	16,854,575	145,311,721
Deferred tax liabilities of the consolidated VIEs without recourse to the Company	2,117,892	307,065	68,543,130
Long-term lease liabilities of the consolidated VIEs without recourse to the Company	¥ 425,964	$ 61,759	168,800,246
Non-current liabilities | ¥			¥ 10,012,997
Class A Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares, authorized	656,508,828	656,508,828	656,508,828
Ordinary shares, issued	201,304,881	201,304,881	201,304,881
Ordinary shares, outstanding	168,755,154	168,755,154	190,243,651
Class B Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares, authorized	63,491,172	63,491,172	63,491,172
Ordinary shares, issued	63,491,172	63,491,172	63,491,172
Ordinary shares, outstanding	63,491,172	63,491,172	63,491,172
SECO and Changba
Fair value of investments	¥ 30,045,542	$ 4,356,194	¥ 234,425,472
Variable Interest Entity
Current assets	10,187,329,026	1,477,023,868	11,767,368,363
Non-current assets	1,619,591,980	234,818,765	1,744,115,342
Short-term borrowings and interest payables (including short-term borrowings and interest payables	29,062,344	4,213,644	0
Short-term lease liabilities of the consolidated VIEs without recourse to the Company	6,226,324	902,732	37,083,335
Accrued expenses and other current liabilities of the consolidated VIE without recourse to the Company	283,572,997	41,114,220	308,973,067
Guarantee liabilities and risk assurance liabilities of the consolidated VIEs without recourse to the Company	0	0	0
Income tax payable of the consolidated VIE without recourse to the Company	87,603,805	12,701,358	77,466,381
Derivative instruments	163,128,402	23,651,395	0
Long-term borrowings and interest payables of the consolidated VIEs without recourse to the Company	116,249,377	16,854,575	145,311,721
Deferred tax liabilities of the consolidated VIEs without recourse to the Company	2,107,470	305,554	68,543,130
Long-term lease liabilities of the consolidated VIEs without recourse to the Company	425,964	61,759	168,800,246
Non-current liabilities	0	0	10,012,997
Consolidated trusts
Current assets	378,628,769	54,896,011	4,892,342,449
Non-current assets	¥ 0	$ 0	¥ 0